Loans Receivable and Allowance for Loan Losses (Allowance for Credit Losses on Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				$ 10,509				$ 8,417	$ 10,509	$ 8,417	$ 6,644
Allowance for loan losses: Charge-offs									3,081	2,033	689
Allowance for loan losses: Recoveries									35	25	12
Allowance for loan losses: Net charge-offs											677
Allowance for loan losses: Provision	1,500	1,600	1,200	600	2,500	800	450	350	4,900	4,100	2,450
Allowance for loan losses: Ending Balance	12,363				10,509				12,363	10,509	8,417
Allowance for loan losses: Ending balance: individually evaluated for impairment	2,015				3,391				2,015	3,391	2,107
Allowance for loan losses: Ending balance: collectively evaluated for impairment	10,243				5,765				10,243	5,765	6,310
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality	105				1,353				105	1,353
Loans receivables: Ending balance	936,199				852,465				936,199	852,465	782,074
Loans receivables: Ending balance: individually evaluated for impairment	47,570				61,137				47,570	61,137	33,602
Loans receivables: Ending balance: collectively evaluated for impairment	881,869				775,386				881,869	775,386	730,962
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	6,760				15,942				6,760	15,942	17,510
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				2,679				171	2,679	171
Allowance for loan losses: Charge-offs									793	122
Allowance for loan losses: Provision									81	2,630
Allowance for loan losses: Ending Balance	1,967				2,679				1,967	2,679
Allowance for loan losses: Ending balance: individually evaluated for impairment	392				550				392	550
Allowance for loan losses: Ending balance: collectively evaluated for impairment	1,470				1,548				1,470	1,548	171
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality	105				581				105	581
Loans receivables: Ending balance	202,926				218,085				202,926	218,085	234,435
Loans receivables: Ending balance: individually evaluated for impairment	13,785				14,006				13,785	14,006	89
Loans receivables: Ending balance: collectively evaluated for impairment	186,205				194,862				186,205	194,862	219,795
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	2,936				9,217				2,936	9,217	14,551
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				5,798				6,179	5,798	6,179
Allowance for loan losses: Charge-offs									1,360	1,173
Allowance for loan losses: Recoveries									35	25
Allowance for loan losses: Provision									3,578	767
Allowance for loan losses: Ending Balance	8,051				5,798				8,051	5,798
Allowance for loan losses: Ending balance: individually evaluated for impairment	1,061				2,674				1,061	2,674	1,656
Allowance for loan losses: Ending balance: collectively evaluated for impairment	6,990				2,654				6,990	2,654	4,523
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					470					470
Loans receivables: Ending balance	588,268				472,424				588,268	472,424	410,212
Loans receivables: Ending balance: individually evaluated for impairment	27,030				39,461				27,030	39,461	27,422
Loans receivables: Ending balance: collectively evaluated for impairment	557,795				429,355				557,795	429,355	379,907
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	3,443				3,608				3,443	3,608	2,883
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				304				426	304	426
Allowance for loan losses: Charge-offs									292	687
Allowance for loan losses: Provision									947	565
Allowance for loan losses: Ending Balance	959				304				959	304
Allowance for loan losses: Ending balance: individually evaluated for impairment	96								96
Allowance for loan losses: Ending balance: collectively evaluated for impairment	863				189				863	189	426
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					115					115
Loans receivables: Ending balance	23,310				17,000				23,310	17,000	17,848
Loans receivables: Ending balance: individually evaluated for impairment	130				1,513				130	1,513	2,910
Loans receivables: Ending balance: collectively evaluated for impairment	23,180				13,236				23,180	13,236	14,938
Loans receivables: Ending balance: loans acquired with deteriorated credit quality					2,251					2,251
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				1,041				1,286	1,041	1,286
Allowance for loan losses: Charge-offs									612	24
Allowance for loan losses: Provision									391	(221)
Allowance for loan losses: Ending Balance	820				1,041				820	1,041
Allowance for loan losses: Ending balance: individually evaluated for impairment	353				95				353	95	449
Allowance for loan losses: Ending balance: collectively evaluated for impairment	467				792				467	792	837
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					154					154
Loans receivables: Ending balance	59,668				74,573				59,668	74,573	54,160
Loans receivables: Ending balance: individually evaluated for impairment	3,928				4,307				3,928	4,307	2,809
Loans receivables: Ending balance: collectively evaluated for impairment	55,499				70,012				55,499	70,012	51,275
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	241				254				241	254	76
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				677				204	677	204
Allowance for loan losses: Charge-offs									24
Allowance for loan losses: Provision									(178)	473
Allowance for loan losses: Ending Balance	475				677				475	677
Allowance for loan losses: Ending balance: individually evaluated for impairment	113				72				113	72	2
Allowance for loan losses: Ending balance: collectively evaluated for impairment	362				572				362	572	202
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					33					33
Loans receivables: Ending balance	60,393				69,075				60,393	69,075	63,603
Loans receivables: Ending balance: individually evaluated for impairment	2,697				1,850				2,697	1,850	372
Loans receivables: Ending balance: collectively evaluated for impairment	57,556				66,613				57,556	66,613	63,231
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	140				612				140	612
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				10				18	10	18
Allowance for loan losses: Charge-offs										27
Allowance for loan losses: Provision									49	19
Allowance for loan losses: Ending Balance	59				10				59	10
Allowance for loan losses: Ending balance: collectively evaluated for impairment	59				10				59	10	18
Loans receivables: Ending balance	1,634				1,308				1,634	1,308	1,816
Loans receivables: Ending balance: collectively evaluated for impairment	1,634				1,308				1,634	1,308	1,816
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance								133		133
Allowance for loan losses: Provision									32	(133)
Allowance for loan losses: Ending Balance	32								32
Allowance for loan losses: Ending balance: collectively evaluated for impairment	$ 32								$ 32		$ 133